Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 17, 2019
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000814679
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 17, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 17, 2019
Prospectus Date	rr_ProspectusDate	Jan. 02, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A